Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

27.Related party transactions

27.1 Relationship and transactions with subsidiaries

See note 31 for an overview of the consolidated companies of the group, which are all wholly-owned subsidiaries of argenx SE.

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.

27.2 Relationship and transactions with key personnel

The Company’s key management personnel consists of the members of the management team and the members of the board of directors.

Remuneration of key management personnel

On December 31, 2021, the senior management consisted of 8 members: Chief Executive Officer, Chief Operating Officer, Chief Financial Officer, Chief Scientific Officer, General Counsel, Chief Medical Officer, Vice President Corporate Development and Strategy and Global Head of Quality Assurance. They provide their services on a full-time basis.

On December 31, 2021, the board of directors consisted of 8 members: Peter Verhaeghe, Don deBethizy, Pamela M. Klein, Werner Lanthaler, A.A. Rosenberg, James M. Daly, Yvonne Greenstreet and Tim Van Hauwermeiren.

Only the Chief Executive Officer is a member of both the senior management team and the board of directors. The Chief Executive Officer does not receive any remuneration for his board membership, as this is part of his total remuneration package in his capacity as member of the senior management team.

The remuneration package of the members of key management personnel comprises:

	Year Ended December 31,
(in thousands of $, except for the number of stock options & RSUs)	2021	2020	2019
Remuneration of key management personnel
Short-term benefits for senior management members as a group
Gross salary	$3,465	$3,246	$2,829
Variable pay	2,020	1,510	1,091
Employer social security	789	753	910
Other short term benefits	274	156	137
Termination Benefits	382	385	526
Post-employment benefits for senior management members as a group	150	161	161
Cost of stock options granted in the year for senior management members as a group	15,060	42,824	24,457
Cost of restricted stock units granted in the year for senior management members as a group	8,025	—	—
Employer social security cost related to stock options	4,172	11,206	10,255
Total benefits for key management personnel	34,337	60,241	40,366
Numbers of stock options granted in the year
Senior Management as a group	101,446	334,900	405,000
Numbers of restricted stock units granted in the year
Senior Management as a group	22,888	—	—

Remuneration of non-executive directors
Board fees and other short-term benefits for non-executive directors	435	405	423
Cost of stock options granted in the year for non-executive directors	3,263	9,576	4,847
Cost of restricted stock units granted in the year for non-executive directors	1,731	—	—
Total benefits for non-executive board members	$5,429	$9,981	$5,270
Numbers of stock options granted in the year
Non-executive directors	22,950	70,000	70,000
Numbers of restricted stock units granted in the year
Non-executive directors	5,100	—	—

Other

No loans, quasi-loans or other guarantees were given by the Company or any of its subsidiaries to members of the board of directors or the executive team. We have not entered into transactions with our key management personnel, other than as described above with respect to remuneration arrangements relating to the exercise of their mandates as members of the executive team and the board of directors.